Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jul. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds		$ 1.9	$ 0.2
Net proceeds		$ 1.9	$ 0.2
Major Ordinary Share Transactions | ATM offering
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)	107,631
Sale of stock per share	$ 2.78
Gross proceeds	$ 0.3
Net proceeds	$ 0.3